FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 7,831,084	$ 6,679,024	$ 92,697,098	$ 203,635,798
Prepaid expenses and other current assets	23,870,690	23,933,967
Amount due from related parties	13,416,452	6,562,487
Total current assets	91,144,427	96,511,143
TOTAL ASSETS	610,199,543	816,307,804
Current liabilities:
Accrued expenses and other current liabilities	7,461,621	7,617,455
Total current liabilities	299,123,874	260,311,121
EQUITY
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2012 and 2013; 175,714,103 and 175,714,103 shares issued as of December 31, 2012 and 2013, respectively and 172,877,433 and 173,427,853 shares outstanding as of December 31, 2012 and 2013, respectively	17,343	17,288
Additional paid in capital	146,676,163	144,755,902
Retained earnings (accumulated losses)	(32,667,469)	38,276,015
Accumulated other comprehensive income	23,699,196	19,551,006
Treasury stock	(398,672)	(494,928)
Total Daqo New Energy Corp. shareholders' equity	137,326,561	202,105,283
TOTAL LIABILITIES AND EQUITY	610,199,543	816,307,804
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	173,427,853	172,877,433
Parent Company [Member]
Current assets:
Cash and cash equivalents	5,187,046	5,669,834	3,291,387	42,377,021
Prepaid expenses and other current assets	177,487	593,707
Amount due from related parties	5,110,085	5,110,085
Total current assets	10,474,618	11,373,626
Investments in subsidiaries, net	127,203,565	190,945,888
TOTAL ASSETS	137,678,183	202,319,514
Current liabilities:
Accrued expenses and other current liabilities	351,621	214,231
Total current liabilities	351,621	214,231
EQUITY
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2012 and 2013; 175,714,103 and 175,714,103 shares issued as of December 31, 2012 and 2013, respectively and 172,877,433 and 173,427,853 shares outstanding as of December 31, 2012 and 2013, respectively	17,343	17,288
Additional paid in capital	146,676,163	144,755,902
Retained earnings (accumulated losses)	(32,667,469)	38,276,015
Accumulated other comprehensive income	23,699,196	19,551,006
Treasury stock	(398,672)	(494,928)
Total Daqo New Energy Corp. shareholders' equity	137,326,561	202,105,283
TOTAL LIABILITIES AND EQUITY	$ 137,678,183	$ 202,319,514
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	173,427,853	172,877,433